UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08037

Horizon Active Asset Allocation Fund

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2      Omaha, NE         68130

(Address of principal executive offices)  (Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-493-3313

Date of fiscal year end:

11/30

Date of reporting period:   8/31/12

Item 1.  Schedule of Investments.

Horizon Active Asset Allocation Fund
PORTFOLIO OF INVESTMENTS
August 31, 2012 (Unaudited)

Shares		Value

	EQUITY FUNDS - 98.2%
	COMMODITY FUNDS - 9.9%
120,115	PowerShares DB Commodity Index Tracking Fund *	$ 3,458,111

	INTERNATIONAL EQUITY - 29.4%
79,095	iShares MSCI Pacific ex-Japan Index Fund	3,431,141
227,320	SPDR EURO STOXX 50 ETF	6,837,785
		10,268,926
	LARGE CAP GROWTH - 29.4%
150,848	Powershares QQQ Trust Series 1	10,281,800

	SPECIALTY - 29.5%
49,880	iShares Dow Jones US Oil Equipment & Services Index Fund	2,575,205
106,719	iShares Dow Jones US Telecommunications Sector Index Fund	2,571,928
18,902	iShares Nasdaq Biotechnology Index Fund	2,577,855
108,975	SPDR S&P Homebuilders ETF	2,570,720
		10,295,708

	TOTAL EQUITY FUNDS (Cost - $34,152,777 )	34,304,545

	SHORT-TERM INVESTMENTS - 5.3%
	MONEY MARKET FUND - 5.3%
1,859,063	BlackRock Liquidity Funds T-Fund, 0.01% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,859,063)	1,859,063

	TOTAL INVESTMENTS - 103.5% (Cost - $36,011,840) (a)	$ 36,163,608
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.5) %	(1,215,783)
	NET ASSETS - 100.0%	$ 34,947,825

* Non-income producing security.
** Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2012.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same  and differs from market value by net unrealized appreciation / (depreciation) of securities as follows:

	Unrealized appreciation	$ 285,813
	Unrealized depreciation	(134,045)
	Net unrealized appreciation	$ 151,768

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Horizon Active Asset Allocation Fund
PORTFOLIO OF INVESTMENTS (Continued)
August 31, 2012 (Unaudited)

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Horizon Active Asset Allocation Fund
PORTFOLIO OF INVESTMENTS (Continued)
August 31, 2012 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of August 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 34,304,545	$ -	$ -	$ 34,304,545
Money Market Funds	1,859,063	-	-	1,859,063
Total	$ 36,163,608	$ -	$ -	$ 36,163,608

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period.  It is the fund’s policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

Exchange Traded Funds

The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Horizon Active Asset Allocation Fund

By (Signature and Title)

/s/ Todd Clarke

       Todd Clarke, President

Date

10/23/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Todd Clarke

       Todd Clarke, President

Date

10/23/12

By (Signature and Title)

/s/ Dawn Borelli

       Dawn Borelli, Treasurer

Date

10/23/12